Intangible Assets, Net - Finite-Lived and Indefinite-Lived (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, accumulated amortization	$ (101)	$ (94)
Finite-lived intangible assets, net carrying amount	52
Indefinite-lived intangible assets, gross		2
Intangibles, Sold	0	2
Indefinite-lived intangible assets - trademarks		0
Total intangible assets, gross carrying amount	153	153
Total intangible assets, net carrying amount	52	57
Indefinite-lived intangible assets, gross		2
Indefinite-lived intangible assets, sold	0	(2)
Indefinite-lived intangible assets - trademarks		0
Total intangible assets, gross carrying amount	153	153
Total intangible assets, net carrying amount	$ 52	$ 57
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	2 years	2 years 6 months
Finite-lived intangible assets, gross carrying amount	$ 123	$ 134
Finite-lived intangible assets, accumulated amortization	(85)	(80)
Finite-lived intangible assets, net carrying amount	$ 38	$ 54
Other finite-lived intangible assets - customer relationships and other
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	8 years 10 months 24 days	6 years 8 months 12 days
Finite-lived intangible assets, gross carrying amount	$ 30	$ 17
Finite-lived intangible assets, accumulated amortization	(16)	(14)
Finite-lived intangible assets, net carrying amount	$ 14	$ 3